Trade and Other Receivables (Details) - Schedule of trade and other receivables - AUD ($)		Jun. 30, 2021	Jun. 30, 2020
Current
Trade receivables	[1]	$ 28,553	$ 49,519
Loss allowance			(30,055)
Accrued income	[2]	306,154	308,225
Total Trade and Other Receivables		$ 334,707	$ 327,689

[1]	All trade receivables are non-interest bearing.
[2]	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.